Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	May 31, 2025	May 31, 2025
C000237190
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Without Sales Load [Member] | C000237190
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%	8.96%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	3.70%
T. Rowe Index: Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Average Annual Return, Percent	6.87%	9.88%